Stock-Based Compensation - Schedule of Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Number of Stock Options
Beginning balance, outstanding (in shares)	1,461,162	0
Granted (in shares)	14,000	1,467,222
Forfeited (in shares)	(79,476)	(6,060)
Ending balance, outstanding (in shares)	1,395,686	1,461,162
Stock options exercisable (in shares)	531,465	458,636
Stock options vested and expected to vest (in shares)	1,395,686	1,461,162
Weighted Average Exercise Price
Beginning balance, outstanding (in dollars per share)	$ 9.32	$ 0
Granted (in dollars per share)	9.32	9.32
Forfeited (in dollars per share)	0	0
Ending balance, outstanding (in dollars per share)	9.32	9.32
Stock options exercisable (in dollars per share)	9.32	9.32
Stock options vested and expected to vest (in dollars per share)	$ 9.32	$ 9.32
Weighted Average Remaining Contractual Term (in years)
Granted	10 years	10 years
Outstanding as of December 31, 2025	9 years 7 months 6 days	9 years 9 months 18 days
Stock options exercisable as of December 31, 2025	9 years 7 months 6 days	9 years 9 months 18 days
Stock options vested and expected to vest at December 31, 2025	9 years 7 months 6 days	9 years 9 months 18 days